REVENUE	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE Revenue consists primarily of product revenue, which includes the selling of fresh produce, health foods and consumer goods to third-party customers. Fresh produce comprises two main product categories, tropical fruit and diversified produce. Tropical fruit primarily consists of bananas and pineapples, and diversified produce primarily consists of all other fruit, vegetables and other produce. Product revenue also includes surcharges for additional product services such as freight, cooling, warehousing, fuel, containerization, handling and palletization related to the transfer of products.
Revenue also includes service revenue, which includes management fees, third-party freight and royalties for the use of Company brands and trademarks. Additionally, the Company maintains a commercial cargo business where revenue is earned by providing handling and transportation services of containerized cargo on Company vessels. Net service revenues were less than 10% of total revenue for the three and six months ended June 30, 2023 and June 30, 2022.
The following table presents the Company's disaggregated revenues by similar types of products and services for the three and six months ended June 30, 2023 and June 30, 2022:

	Three Months Ended		Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022

	(U.S. Dollars in thousands)
Diversified produce	$1,317,350	$1,243,118	$2,516,111	$2,489,055
Tropical fruit	725,859	713,209	1,417,581	1,354,648
Health foods and consumer goods	33,941	30,507	65,239	60,158
Commercial cargo	46,481	49,994	93,656	95,172
Other	17,543	14,081	37,754	22,107
Total revenues, net	$2,141,174	$2,050,909	$4,130,341	$4,021,140
The following table presents the Company's disaggregated revenues by channel for the three and six months ended June 30, 2023 and June 30, 2022:

	Three Months Ended		Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022

Third party revenue:	(U.S. Dollars in thousands)
Retail	$1,285,780	$1,178,514	$2,457,163	$2,360,520
Wholesale	638,108	679,758	1,255,395	1,288,652
Food service	132,345	116,512	240,204	216,165
Commercial cargo	46,481	49,994	93,656	95,172
Other	15,043	2,950	29,915	5,166
Revenue from sales to equity method investees	23,417	23,181	54,008	55,465
Total revenue, net	$2,141,174	$2,050,909	$4,130,341	$4,021,140